Income Taxes - Summary of Components of Income Tax Expense (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	¥ 37,252,021	¥ 47,236,997	¥ 27,412,441
Foreign	(3,666,937)
Total	¥ 33,585,084	¥ 47,236,997	¥ 27,412,441